Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost at beginning balance	$ 7,150	$ 6,950
Measurement period adjustment to business combination		200
Additions related to asset acquisitions	3,801
Cost at ending balance	10,951	7,150
Accumulated amortization
Accumulated amortization at beginning balance	7,117	5,269
Amortization	134	1,848
Accumulated amortization at ending balance	7,251	7,117
Net book value of accumulated amortization	3,700	33
Systems software [Member]
Cost
Cost at beginning balance	5,150	5,150
Measurement period adjustment to business combination
Additions related to asset acquisitions
Cost at ending balance	5,150	5,150
Accumulated amortization
Accumulated amortization at beginning balance	5,117	5,008
Amortization	21	109
Accumulated amortization at ending balance	5,138	5,117
Net book value of accumulated amortization	12	33
Access rights to electricity [Member]
Cost
Cost at beginning balance
Measurement period adjustment to business combination
Additions related to asset acquisitions	3,801
Cost at ending balance	3,801
Accumulated amortization
Accumulated amortization at beginning balance
Amortization	113
Accumulated amortization at ending balance	113
Net book value of accumulated amortization	3,688
Favorable lease [Member]
Cost
Cost at beginning balance	2,000	1,800
Measurement period adjustment to business combination		200
Additions related to asset acquisitions
Cost at ending balance	2,000	2,000
Accumulated amortization
Accumulated amortization at beginning balance	2,000	261
Amortization		1,739
Accumulated amortization at ending balance	2,000	2,000
Net book value of accumulated amortization